Investments - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 24, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Investment [line Items]
Dividends received from equity-accounted investments		$ 6	$ 6	$ 7
Net unrealized loss on available-for-sale investments		320	346
Secondary offering [member] | Major ordinary share transactions [member]
Investment [line Items]
Net proceedss from sale of shares	$ 685
Loss on disposal of shares	19
Income taxes on disposal of investments	$ 0
Sinofert [member]
Investment [line Items]
Investment carrying value			200		$ 238
Impairment loss		$ 0	$ 10		$ 38	$ 341